WARRANTS LIABILITY (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($) $ / shares shares
Warrants Liability 1	2,102,484
Warrants Liability 2 | $ / shares	$ 6.44
Warrants Liability 3	1,576,863
Warrants Liability 4	525,621
Warrants Liability 5 | $ / shares	$ 7.73
Warrants Liability 6 | $	$ 0
Warrants Liability 7 | $	$ 3,719
Warrants Liability 8	1,051,242
Warrants Liability 9 | $ / shares	$ 7.09
Warrants Liability 10 | $ / shares	$ 4.00
Warrants Liability 11	952,501
Warrants Liability 12	5,613,130
Warrants Liability 13	98,741
Warrants Liability 14	899,795